EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2024	Income (Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2024	2023	2022	2024	2023

Canadian Natural Gas Pipelines
TQM[1]	50%	17	17	17	160	166
Coastal GasLink[1,2]	35%	17	203	1	1,006	294
U.S. Natural Gas Pipelines
Northern Border	50%	130	101	92	647	599
Millennium	47.5%	95	109	103	(21)	476
Iroquois	50%	100	98	77	221	227
Other	Various	16	16	20	135	120
Mexico Natural Gas Pipelines
Sur de Texas	60%	283	78	150	1,403	1,078
Power and Energy Solutions
Bruce Power[1]	48.3%	900	690	537	7,043	6,242
Other	Various	—	(2)	2	42	38
		1,558	1,310	999	10,636	9,240
1Classified as a VIE. Refer to Note 32, Variable interest entities, for additional information.
2Refer to Note 7, Coastal GasLink, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2024	2023	2022
(millions of Canadian $)

Income
Revenues	6,962	6,197	5,681
Operating and other expenses	(3,783)	(3,343)	(3,290)
Net income	3,026	2,457	2,031
Net income attributable to TC Energy	1,558	1,310	999

at December 31	2024	2023
(millions of Canadian $)

Balance Sheet
Current assets	3,959	3,279
Non-current assets	44,835	41,270
Current liabilities	(2,111)	(2,403)
Non-current liabilities	(21,729)	(21,894)

Schedule of Distribution Received and Contribution made to Equity Investments
Distributions received from equity investments and contributions made to equity investments for the years ended December 31, 2024, 2023 and 2022 were as follows:

year ended December 31	2024	2023	2022
(millions of Canadian $)

Distributions
Distributions received from operating activities of equity investments	1,607	1,158	955
Coastal GasLink LP subordinated loan repayment[1,2]	3,147	—	—
Sur de Texas debt repayments[2,3]	—	—	2,404
Other[2]	539	23	228
	5,293	1,181	3,587
Contributions[2]
Contributions to Coastal GasLink LP1	3,964	3,231	1,414
Sur de Texas debt financing[3]	—	—	1,199
Contributions made to other equity investments	719	918	783
	4,683	4,149	3,396
1In December 2024, TC Energy made an equity contribution of $3,137 million to Coastal GasLink LP, which used the funds to repay the balance owing to TC Energy under the subordinated loan agreement. The contribution and repayment were included in Investing activities in the Consolidated statement of cash flows. Refer to Note 7, Coastal GasLink, for additional information.
2Included in Investing activities in the Consolidated statement of cash flows.
3Represents TC Energy's proportionate share of the Sur de Texas debt financing requirements and subsequent repayments. Refer to Note 12, Loans receivable from affiliates, for additional information.